Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2017
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Central Index Key	dei_EntityCentralIndexKey	0000772129
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 03, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 03, 2017
Prospectus Date	rr_ProspectusDate	Jun. 30, 2017
GMO Foreign Fund | Class II
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMFRX
GMO Foreign Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMOFX
GMO Foreign Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMFFX
GMO Foreign Small Companies Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMFSX
GMO Foreign Small Companies Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GFSFX
GMO International Small Companies Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMISX